Subsequent Events - Additional Information (Detail) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jul. 18, 2013 m3	Apr. 25, 2012 m3	Jan. 27, 2015	Jan. 09, 2015 m3
Subsequent Event [Line Items]
Number of gas carriers owned & operated	26
Semi Refrigerated
Subsequent Event [Line Items]
Number of gas carriers owned & operated	20
April Eleven Twenty Thirteen Loan Facility
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity	$ 120,000,000	$ 120,000,000
Credit facility term	6 years
Credit facility initiation date	Apr. 11, 2013	Apr. 11, 2013
Ethylene | Semi Refrigerated
Subsequent Event [Line Items]
Gas carrier cargo capacity			21,000	21,000
Number of gas carriers owned & operated	8
Subsequent Event | Guarantor Subsidiaries [Member]
Subsequent Event [Line Items]
Credit facility, maximum borrowing capacity					$ 278,125,000
Credit facility term					7 years
Number of gas carriers owned & operated					9
Subsequent Event | Ethylene | Semi Refrigerated
Subsequent Event [Line Items]
Gas carrier cargo capacity						21,000